Quarterly Holdings Report
for

Fidelity® Emerging Markets Index Fund

July 31, 2021

EMX-QTLY-0921
1.929352.109

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.2%
		Shares	Value
Argentina - 0.0%
YPF SA Class D sponsored ADR (a)		131,291	$572,429
Bailiwick of Jersey - 0.1%
Polymetal International PLC		240,755	5,245,056
Bermuda - 0.6%
Alibaba Health Information Technology Ltd. (a)		2,748,000	4,271,677
Alibaba Pictures Group Ltd. (a)(b)		8,000,000	967,682
Beijing Enterprises Water Group Ltd.		3,020,000	1,107,558
Brilliance China Automotive Holdings Ltd. (c)		1,908,000	1,792,322
China Gas Holdings Ltd.		2,094,600	6,468,850
China Resource Gas Group Ltd.		626,000	3,858,554
China Youzan Ltd. (a)		9,164,000	1,308,949
Cosco Shipping Ports Ltd.		1,200,977	856,168
Credicorp Ltd. (a)		4,359	441,523
Credicorp Ltd. (United States) (a)		41,795	4,219,623
GOME Electrical Appliances Holdings Ltd. (a)(b)		7,916,802	865,931
HengTen Networks Group Ltd. (a)(c)		1,836,000	808,004
Hopson Development Holdings Ltd.		447,800	1,483,802
Kunlun Energy Co. Ltd.		2,662,000	2,301,930
Nine Dragons Paper (Holdings) Ltd.		1,094,000	1,378,208
Shenzhen International Holdings Ltd.		877,078	1,155,721

TOTAL BERMUDA			33,286,502

Brazil - 3.7%
Ambev SA		3,202,000	10,230,169
Americanas SA (a)		264,045	2,489,245
Atacadao SA		336,500	1,226,926
B3 SA - Brasil Bolsa Balcao		4,192,542	12,275,959
Banco Bradesco SA		1,186,164	4,702,978
Banco do Brasil SA		576,100	3,498,688
Banco Inter SA unit		233,402	3,180,891
Banco Santander SA (Brasil) unit		275,500	2,144,438
BB Seguridade Participacoes SA		467,600	1,918,612
BRF SA (a)		441,900	2,173,759
BTG Pactual Participations Ltd. unit		756,900	4,252,272
CCR SA		812,900	2,029,031
Centrais Eletricas Brasileiras SA (Electrobras)		216,765	1,675,187
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		234,800	1,598,619
Companhia Siderurgica Nacional SA (CSN)		469,500	4,214,299
Cosan SA		701,896	3,443,276
CPFL Energia SA		152,600	741,868
Energisa SA unit		124,600	1,022,733
ENGIE Brasil Energia SA		140,850	1,025,765
Equatorial Energia SA		621,100	2,885,925
Hapvida Participacoes e Investimentos SA (d)		756,200	2,066,092
Hypermarcas SA		260,600	1,783,783
Itausa-Investimentos Itau SA		29,512	64,654
JBS SA		709,000	4,362,972
Klabin SA unit (a)		488,000	2,291,841
Localiza Rent A Car SA		412,049	4,916,977
Lojas Renner SA		607,671	4,818,665
Magazine Luiza SA		1,981,724	7,838,240
Natura & Co. Holding SA (a)		608,090	6,275,589
Notre Dame Intermedica Participacoes SA		351,318	5,396,331
Petrobras Distribuidora SA		790,391	4,299,290
Petroleo Brasileiro SA - Petrobras (ON)		2,559,197	13,512,776
Raia Drogasil SA		732,000	3,547,387
Rede D'Oregon Sao Luiz SA (d)		160,300	2,123,688
Rumo SA (a)		883,600	3,505,050
Suzano Papel e Celulose SA (a)		507,817	5,271,956
Telefonica Brasil SA		341,600	2,702,892
TIM SA		582,300	1,265,614
Totvs SA		337,100	2,288,649
Ultrapar Participacoes SA		494,900	1,679,995
Vale SA		2,683,384	56,035,107
Via Varejo SA (a)		856,600	2,070,675
Weg SA		1,142,864	7,835,967

TOTAL BRAZIL			212,684,830

British Virgin Islands - 0.0%
Mail.Ru Group Ltd. unit (a)		76,784	1,598,797
Tianhe Chemicals Group Ltd. (c)		376,000	0

TOTAL BRITISH VIRGIN ISLANDS			1,598,797

Cayman Islands - 20.7%
21Vianet Group, Inc. ADR (a)		59,801	1,036,351
3SBio, Inc. (a)(d)		864,000	719,338
51job, Inc. sponsored ADR (a)		20,447	1,472,593
AAC Technology Holdings, Inc.		485,500	2,908,196
Abu Dhabi Islamic Bank		964,423	1,451,958
Agile Property Holdings Ltd.		748,000	818,154
Agora, Inc. ADR (a)(b)		32,201	1,016,908
Airtac International Group		90,000	2,911,203
Akeso, Inc. (a)(d)		191,000	1,267,000
Alibaba Group Holding Ltd. (a)		10,262,640	250,641,943
Anta Sports Products Ltd.		733,000	15,968,924
Autohome, Inc. ADR Class A		45,908	2,079,632
Baidu.com, Inc. sponsored ADR (a)		182,693	29,963,479
Baozun, Inc. sponsored ADR (a)		41,443	1,024,471
BeiGene Ltd. ADR (a)		31,058	9,832,652
Bilibili, Inc. ADR (a)(b)		109,605	9,379,996
Bosideng International Holdings Ltd.		2,184,000	1,363,042
Burning Rock Biotech Ltd. ADR (a)		29,045	661,645
Chailease Holding Co. Ltd.		843,404	7,005,860
China Aoyuan Group Ltd.		795,000	507,415
China Conch Venture Holdings Ltd.		1,098,500	4,007,447
China East Education Holdings Ltd. (d)		362,500	421,688
China Education Group Holdings Ltd.		554,000	1,003,754
China Evergrande Group (b)		1,372,000	928,655
China Feihe Ltd. (d)		2,428,000	4,661,570
China Hongqiao Group Ltd.		1,512,500	2,004,690
China Huishan Dairy Holdings Co. Ltd. (c)		888,000	1
China Liansu Group Holdings Ltd.		723,000	1,505,329
China Literature Ltd. (a)(d)		276,200	2,559,003
China Medical System Holdings Ltd.		924,000	1,873,885
China Meidong Auto Holding Ltd.		374,000	2,016,510
China Mengniu Dairy Co. Ltd.		2,142,000	11,618,010
China Overseas Property Holdings Ltd.		875,000	818,573
China Resources Cement Holdings Ltd.		1,640,000	1,352,747
China Resources Land Ltd.		2,174,744	7,276,059
China Resources Mixc Lifestyle Services Ltd. (d)		227,600	1,377,992
China State Construction International Holdings Ltd.		1,295,000	806,547
China Yuhua Education Corp. Ltd. (d)		1,006,000	622,670
Chindata Group Holdings Ltd. ADR (a)		57,394	716,277
CIFI Holdings Group Co. Ltd.		2,243,236	1,350,938
Country Garden Holdings Co. Ltd.		5,212,656	5,097,854
Country Garden Services Holdings Co. Ltd.		999,000	8,105,229
Dali Foods Group Co. Ltd. (d)		1,408,000	762,780
Daqo New Energy Corp. ADR (a)		35,439	2,099,761
ENN Energy Holdings Ltd.		535,600	11,199,758
Ever Sunshine Lifestyle Services Group Ltd.		506,000	1,009,246
Gaotu Techedu, Inc. ADR (a)(b)		81,565	260,192
GDS Holdings Ltd. ADR (a)(b)		60,946	3,593,376
Geely Automobile Holdings Ltd.		3,993,000	13,333,722
Genscript Biotech Corp.		770,000	3,378,779
Greentown China Holdings Ltd.		608,500	670,269
Greentown Service Group Co. Ltd.		968,000	1,052,560
Haidilao International Holding Ltd. (b)(d)		721,000	2,709,149
Haitian International Holdings Ltd.		426,000	1,559,576
Hansoh Pharmaceutical Group Co. Ltd. (d)		812,000	2,910,020
Hengan International Group Co. Ltd.		437,000	2,595,182
Huazhu Group Ltd. ADR (a)		121,020	5,443,480
Hutchison China Meditech Ltd. sponsored ADR (a)		57,938	2,436,293
HUYA, Inc. ADR (a)(b)		53,670	686,439
I-Mab ADR (a)		21,585	1,685,357
Innovent Biologics, Inc. (a)(d)		792,000	8,076,797
iQIYI, Inc. ADR (a)(b)		193,249	2,156,659
JD Health International, Inc. (d)		195,850	2,103,123
JD.com, Inc. sponsored ADR (a)		585,892	41,528,025
Jinxin Fertility Group Ltd. (d)		836,000	1,568,478
Jiumaojiu International Holdings Ltd. (d)		497,000	1,480,547
JOYY, Inc. ADR		38,970	2,082,947
Kaisa Group Holdings Ltd.		1,810,142	491,484
KE Holdings, Inc. ADR (a)		241,210	5,304,208
Kingboard Chemical Holdings Ltd.		442,000	2,314,895
Kingboard Laminates Holdings Ltd.		628,000	1,255,814
Kingdee International Software Group Co. Ltd. (a)		1,768,000	5,505,697
Kingsoft Cloud Holdings Ltd. ADR (a)(b)		36,281	1,052,149
Kingsoft Corp. Ltd.		655,400	3,053,020
Kuaishou Technology Class B (d)		184,700	2,616,790
KWG Property Holding Ltd.		872,000	956,028
Lee & Man Paper Manufacturing Ltd.		878,000	655,296
Legend Biotech Corp. ADR (a)		85	3,658
Li Ning Co. Ltd.		1,519,000	16,008,712
Logan Property Holdings Co. Ltd.		891,000	949,342
Longfor Properties Co. Ltd. (d)		1,232,500	5,749,230
Lufax Holding Ltd. ADR (a)(b)		116,082	870,615
Meituan Class B (a)(d)		2,443,700	67,620,665
Microport Scientific Corp.		432,000	3,254,808
Ming Yuan Cloud Group Holdings Ltd.		257,000	959,060
Minth Group Ltd.		500,000	2,110,370
Momo, Inc. ADR		108,276	1,341,540
NetEase, Inc. ADR		272,531	27,855,394
New Oriental Education & Technology Group, Inc. sponsored ADR		1,048,362	2,274,946
NIO, Inc. sponsored ADR (a)		875,271	39,107,108
Noah Holdings Ltd. sponsored ADR (a)		23,493	906,830
OneConnect Financial Technology Co. Ltd. ADR (a)		77,584	615,241
Perennial Energy Holdings Ltd.		555,000	107,127
Pinduoduo, Inc. ADR (a)		297,201	27,226,584
Ping An Healthcare and Technology Co. Ltd. (a)(d)		313,700	2,926,626
Powerlong Real Estate Holding Ltd.		946,000	640,312
RLX Technology, Inc. ADR (b)		89,194	388,886
Sany Heavy Equipment International Holdings Co. Ltd.		737,000	808,968
Seazen Group Ltd.		1,430,000	1,065,441
Shenzhou International Group Holdings Ltd.		559,800	12,423,799
Shimao Property Holdings Ltd.		843,500	1,662,871
Shimao Services Holdings Ltd. (d)		412,000	954,299
Silergy Corp.		54,000	7,334,058
Sino Biopharmaceutical Ltd.		7,040,000	5,979,038
Smoore International Holdings Ltd. (d)		808,000	3,472,742
SSY Group Ltd.		930,000	597,170
Sunac China Holdings Ltd.		1,741,000	4,514,280
Sunac Services Holdings Ltd. (d)		413,000	1,116,051
Sunny Optical Technology Group Co. Ltd.		483,900	14,645,616
TAL Education Group ADR (a)		280,622	1,703,376
Tencent Holdings Ltd.		3,899,300	235,159,559
Tencent Music Entertainment Group ADR (a)		453,277	4,791,138
Tingyi (Cayman Islands) Holding Corp.		1,338,000	2,410,454
Tongcheng-Elong Holdings Ltd. (a)		654,800	1,474,557
Topsports International Holdings Ltd. (d)		1,037,000	1,446,514
Trip.com Group Ltd. ADR (a)		343,072	8,895,857
Uni-President China Holdings Ltd.		867,000	870,219
Up Fintech Holdings Ltd. ADR (a)(b)		52,989	845,175
Vinda International Holdings Ltd.		245,000	690,438
Vipshop Holdings Ltd. ADR (a)		303,668	5,049,999
Want Want China Holdings Ltd.		3,222,000	2,172,559
Weibo Corp. sponsored ADR (a)		41,816	2,358,422
Weimob, Inc. (a)(d)		1,162,000	1,570,038
Wuxi Biologics (Cayman), Inc. (a)(d)		2,283,000	34,871,130
Xiaomi Corp. Class B (a)(d)		9,732,400	31,747,726
Xinyi Solar Holdings Ltd.		3,289,498	6,603,420
XPeng, Inc. ADR (a)		260,648	10,564,063
Yadea Group Holdings Ltd. (d)		792,000	1,359,552
Yihai International Holding Ltd.		323,000	1,943,117
Zai Lab Ltd. ADR (a)		51,134	7,394,488
Zhen Ding Technology Holding Ltd.		442,000	1,658,920
Zhenro Properties Group Ltd.		844,000	471,354
Zhongsheng Group Holdings Ltd. Class H		388,000	3,564,878
ZTO Express, Inc. sponsored ADR		298,829	8,086,313

TOTAL CAYMAN ISLANDS			1,174,938,737

Chile - 0.3%
Banco de Chile		30,810,172	2,821,649
Banco de Credito e Inversiones		35,518	1,464,930
Banco Santander Chile		44,262,757	2,184,310
Cencosud SA		962,570	1,745,826
Cencosud Shopping SA		341,119	525,421
Colbun SA		5,363,311	784,477
Compania Cervecerias Unidas SA		102,152	1,103,651
Empresas CMPC SA		776,567	1,678,212
Empresas COPEC SA		264,436	2,282,369
Enel Americas SA		14,616,106	2,031,350
Enel Chile SA		18,248,610	947,196
Falabella SA		501,528	1,949,581

TOTAL CHILE			19,518,972

China - 10.5%
360 Security Technology, Inc. (A Shares) (a)		183,000	338,162
A-Living Smart City Services C (H Shares) (d)		392,250	1,499,112
Addsino Co. Ltd. (A Shares)		60,300	183,566
AECC Aero-Engine Control Co. Ltd. (A Shares)		47,400	151,338
AECC Aviation Power Co. Ltd.		112,800	957,537
Agricultural Bank of China Ltd.:
(A Shares)		3,030,400	1,374,161
(H Shares)		17,897,000	5,964,784
Aier Eye Hospital Group Co. Ltd. (A Shares)		222,287	2,019,399
Air China Ltd.:
(A Shares)		203,800	207,539
(H Shares)		1,278,000	815,694
Aluminum Corp. of China Ltd.:
(A shares) (a)		602,300	556,490
(H Shares) (a)		2,532,000	1,544,389
Angel Yeast Co. Ltd. (A Shares)		31,700	229,455
Anhui Conch Cement Co. Ltd.:
(A Shares)		103,000	564,301
(H Shares)		900,000	4,302,452
Anhui Gujing Distillery Co. Ltd.:
(A Shares)		7,000	201,384
(B Shares)		123,900	1,674,077
Anhui Honglu Steel Construction Group Co. Ltd.		20,200	160,063
Anhui Kouzi Distillery Co. Ltd. (A Shares)		22,700	193,047
Apeloa Pharmaceutical Co. Ltd. A Shares		45,700	195,348
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)		9,600	590,164
Autobio Diagnostics Co. Ltd.		21,690	207,318
Avary Holding Shenzhen Co. Ltd. (A Shares)		59,100	337,233
AVIC Capital Co. Ltd. (A Shares)		301,600	180,639
AVIC Electromechanical Systems Co. Ltd. (A Shares)		154,400	236,566
AviChina Industry & Technology Co. Ltd. (H Shares)		1,640,000	1,228,235
Avicopter PLC (A Shares)		24,700	195,147
Bank of Beijing Co. Ltd. (A Shares)		779,180	517,327
Bank of Chengdu Co. Ltd. (A Shares)		137,100	229,368
Bank of China Ltd.:
(A Shares)		880,800	407,585
(H Shares)		54,180,000	18,827,033
Bank of Communications Co. Ltd.:
(A Shares)		1,078,000	714,056
(H Shares)		6,352,000	3,678,220
Bank of Hangzhou Co. Ltd. (A Shares)		219,120	410,334
Bank of Jiangsu Co. Ltd. (A Shares)		566,500	548,838
Bank of Nanjing Co. Ltd. (A Shares)		378,700	511,658
Bank of Ningbo Co. Ltd. (A Shares)		255,200	1,279,663
Bank of Shanghai Co. Ltd. (A Shares)		635,377	703,085
Baoshan Iron & Steel Co. Ltd. (A Shares)		938,800	1,150,716
BBMG Corp.:
(A Shares)		251,700	98,554
(H Shares)		285,000	50,244
Beijing BDStar Navigation Co. Ltd. (A Shares) (a)		18,500	122,428
Beijing Capital International Airport Co. Ltd. (H Shares)		1,236,000	709,362
Beijing Dabeinong Technology Group Co. Ltd. (A Shares)		157,300	192,808
Beijing E-Hualu Information Technology Co. Ltd. (A Shares)		26,140	106,842
Beijing Enlight Media Co. Ltd. (A Shares)		114,600	157,673
Beijing New Building Materials PLC (A Shares)		66,100	331,960
Beijing Originwater Technology Co. Ltd. (A Shares)		129,600	138,797
Beijing Shiji Information Technology Co. Ltd. (A Shares)		41,300	129,113
Beijing Shunxin Agriculture Co. Ltd.		29,100	140,603
Beijing Sinnet Technology Co. Ltd. (A Shares)		60,400	150,966
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)		52,600	300,958
Beijing United Information Technology Co. Ltd. (A Shares)		13,500	204,189
Beijing Yanjing Brewery Co. Ltd. (A Shares)		110,200	106,594
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. (A Shares)		8,600	211,132
Beijing-Shanghai High Speed Railway Co. Ltd. (A Shares)		1,728,700	1,286,870
Betta Pharmaceuticals Co. Ltd. (A Shares)		16,500	210,443
BGI Genomics Co. Ltd.		16,000	278,328
BOC International China Co. Ltd.		65,800	151,326
BOE Technology Group Co. Ltd. (A Shares)		1,449,600	1,287,746
By-Health Co. Ltd. (A Shares)		67,500	286,654
BYD Co. Ltd.:
(A Shares)		83,500	3,420,793
(H Shares)		518,000	16,010,576
C&S Paper Co. Ltd. (A Shares)		52,400	158,949
Caitong Securities Co. Ltd.		131,600	198,170
CanSino Biologics, Inc.:
(A Shares) (a)		6,243	588,411
(H Shares) (a)(b)(d)		48,400	2,049,066
CGN Power Co. Ltd. (H Shares) (d)		7,213,000	1,559,337
Chacha Food Co. Ltd. (A Shares)		19,400	113,281
Changchun High & New Technology Industry Group, Inc. (A Shares)		17,400	823,379
Changjiang Securities Co. Ltd. (A Shares)		195,800	209,089
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)		10,400	331,711
Chaozhou Three-Circle Group Co. (A Shares)		86,200	620,341
Chifeng Jilong Gold Mining Co. Ltd. (A Shares) (a)		64,100	156,544
China Bohai Bank Co. Ltd. (H Shares) (d)		1,638,500	638,857
China Cinda Asset Management Co. Ltd. (H Shares)		5,791,000	983,654
China CITIC Bank Corp. Ltd.:
(A Shares)		212,900	149,590
(H Shares)		5,551,000	2,485,794
China Communications Services Corp. Ltd. (H Shares)		1,548,000	663,330
China Construction Bank Corp.:
(A Shares)		1,579,000	1,407,585
(H Shares)		63,274,000	44,073,117
China CSSC Holdings Ltd. (A Shares)		175,400	401,484
China Eastern Airlines Corp. Ltd. (A Shares)		439,900	300,236
China Everbright Bank Co. Ltd.:
(A Shares)		1,606,800	820,627
(H Shares)		2,099,000	715,769
China Fortune Land Development Co. Ltd. (A Shares)		146,590	98,234
China Galaxy Securities Co. Ltd.:
(A Shares)		136,500	201,324
(H Shares)		2,467,000	1,288,872
China Great Wall Securities Co. Ltd. (A Shares)		90,200	128,848
China Greatwall Technology Group Co. Ltd. (A Shares)		112,500	277,705
China Huarong Asset Management Co. Ltd. (c)(d)		6,661,000	874,288
China International Capital Corp. Ltd.		22,500	180,134
China International Capital Corp. Ltd. (H Shares) (d)		1,014,800	2,334,870
China International Travel Service Corp. Ltd. (A Shares)		80,200	2,991,310
China Jushi Co. Ltd. (A Shares)		150,904	348,216
China Life Insurance Co. Ltd.:
(A Shares)		113,300	490,973
(H Shares)		5,048,000	8,413,727
China Longyuan Power Grid Corp. Ltd. (H Shares)		2,269,000	4,239,512
China Merchants Bank Co. Ltd.:
(A Shares)		816,900	5,878,843
(H Shares)		2,663,846	20,292,966
China Merchants Energy Shipping Co. Ltd. (A Shares)		305,520	178,259
China Merchants Property Operation & Service Co. Ltd. (A Shares)		46,300	96,162
China Merchants Securities Co. Ltd. (A Shares)		283,400	726,762
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)		310,200	449,353
China Minsheng Banking Corp. Ltd.:
(A Shares)		1,399,200	861,852
(H Shares)		3,818,040	1,552,538
China Molybdenum Co. Ltd.:
(A Shares)		673,400	720,147
(H Shares)		2,289,000	1,673,050
China National Building Materials Co. Ltd. (H Shares)		2,622,000	2,834,175
China National Chemical Engineering Co. Ltd. (A Shares)		192,100	259,544
China National Medicines Corp. Ltd. (A Shares)		28,600	134,337
China National Nuclear Power Co. Ltd. (A Shares)		549,100	407,908
China National Software & Service Co. Ltd. (A Shares)		19,300	173,243
China Northern Rare Earth Group High-Tech Co. Ltd.		139,800	1,032,038
China Oilfield Services Ltd. (H Shares)		1,214,000	884,199
China Pacific Insurance (Group) Co. Ltd.		269,800	1,086,474
China Pacific Insurance (Group) Co. Ltd. (H Shares)		1,804,200	5,084,444
China Petroleum & Chemical Corp.:
(A Shares)		990,500	611,642
(H Shares)		16,771,000	7,668,887
China Railway Group Ltd.:
(A Shares)		751,800	613,173
(H Shares)		2,672,000	1,237,809
China Railway Signal & Communications Corp. (A Shares)		262,371	205,464
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)		37,200	137,367
China Shenhua Energy Co. Ltd.:
(A Shares)		169,600	446,216
(H Shares)		2,445,000	4,624,991
China South Publishing & Media Group Co. Ltd. (A Shares)		63,300	81,311
China Southern Airlines Ltd.:
(A Shares) (a)		303,800	251,543
(H Shares) (a)		1,242,000	653,672
China State Construction Engineering Corp. Ltd. (A Shares)		1,569,880	1,083,606
China Tower Corp. Ltd. (H Shares) (d)		28,398,000	3,763,914
China TransInfo Technology Co. Ltd. (A Shares)		63,800	152,157
China Vanke Co. Ltd.:
(A Shares)		377,200	1,206,069
(H Shares)		1,184,000	3,085,258
China Yangtze Power Co. Ltd. (A Shares)		950,300	2,794,373
China Zheshang Bank Co. Ltd.		622,900	348,977
Chongqing Brewery Co. Ltd. (A Shares) (a)		19,300	461,513
Chongqing Changan Automobile Co. Ltd. (A Shares)		239,820	682,925
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares) (a)		34,400	161,740
Chongqing Rural Commercial Bank Co. Ltd.:
(A Shares)		43,500	25,448
(H Shares)		1,954,000	729,184
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)		66,500	1,624,974
CITIC Securities Co. Ltd.:
(A Shares)		280,300	979,962
(H Shares)		1,770,000	3,940,343
Contemporary Amperex Technology Co. Ltd.		95,300	8,117,856
COSCO Shipping Energy Transportation Co. Ltd.:
(A Shares)		53,900	42,376
(H Shares)		276,000	104,062
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares)		402,610	1,100,387
(H Shares) (b)		2,504,550	3,770,772
CSC Financial Co. Ltd. (A Shares) (a)		166,400	679,615
Da An Gene Co. Ltd. of Sun Yat-Sen University (A Shares)		53,696	181,578
DaShenLin Pharmaceutical Group Co. Ltd.		30,480	200,387
DHC Software Co. Ltd. (A Shares)		128,300	141,178
Dong E-E-Jiao Co. Ltd. (A Shares)		23,700	111,835
Dongfang Electric Corp. Ltd. (A Shares)		108,300	195,265
Dongfeng Motor Group Co. Ltd. (H Shares)		1,758,000	1,556,403
Dongxing Securities Co. Ltd. (A Shares)		100,700	160,523
East Money Information Co. Ltd. (A Shares)		437,032	2,100,124
Ecovacs Robotics Co. Ltd. Class A		19,900	526,647
ENN Natural Gas Co. Ltd. (A Shares) (a)		75,100	203,747
Eve Energy Co. Ltd. (A shares)		78,655	1,369,337
Everbright Securities Co. Ltd. (A Shares)		146,400	342,581
Fangda Carbon New Material Co. Ltd. (A Shares)		147,681	201,130
FAW Jiefang Group Co. Ltd. (A Shares)		97,500	166,286
Fiberhome Telecommunication Technologies Co. Ltd. (A Shares)		41,200	126,697
Financial Street Holdings Co. Ltd. (A Shares)		123,900	108,532
First Capital Securities Co. Ltd. (A Shares)		155,000	149,448
Flat Glass Group Co. Ltd. (b)		122,000	543,974
Flat Glass Group Co. Ltd. (A Shares)		167,600	1,111,463
Focus Media Information Technology Co. Ltd. (A Shares)		572,520	664,541
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)		146,922	2,606,712
Founder Securities Co. Ltd. (A Shares) (a)		313,700	426,264
Foxconn Industrial Internet Co. Ltd. (A Shares)		272,696	473,524
Fu Jian Anjoy Foods Co. Ltd. (A Shares)		9,400	235,165
Fujian Sunner Development Co. Ltd. A Shares		46,900	135,442
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)		178,400	1,333,558
(H Shares) (d)		274,400	1,744,318
G-bits Network Technology Xiamen Co. Ltd. (A Shares)		2,900	197,802
Ganfeng Lithium Co. Ltd. (A Shares)		94,500	2,846,941
GCL System Integration Technology Co. Ltd. (a)		205,800	135,683
GEM Co. Ltd. (A Shares)		186,100	344,179
Gemdale Corp. (A Shares)		173,600	224,877
GF Securities Co. Ltd.:
(A Shares)		190,500	454,326
(H Shares)		919,800	1,306,704
Giant Network Group Co. Ltd. (A Shares)		65,800	110,796
Gigadevice Semiconductor Beijing, Inc. (A Shares)		25,784	918,000
GoerTek, Inc. (A Shares)		133,300	786,211
Gotion High-tech Co. Ltd. (A Shares) (a)		49,700	420,278
Great Wall Motor Co. Ltd.:
(A Shares)		97,400	915,144
(H Shares)		2,083,500	10,013,798
Greenland Holdings Corp. Ltd. (A Shares)		332,779	222,490
GRG Banking Equipment Co. Ltd. (A Shares)		90,200	145,460
Guangdong Haid Group Co. Ltd. (A Shares)		64,400	625,915
Guangdong Hongda Blasting Co. Ltd. (A Shares)		26,900	130,390
Guangdong Kinlong Hardware Products Co. Ltd. (A Shares)		12,900	407,357
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd.		31,600	102,163
Guanghui Energy Co. Ltd. (A Shares) (a)		227,600	141,602
Guangzhou Automobile Group Co. Ltd.		84,200	182,175
Guangzhou Automobile Group Co. Ltd. (H Shares)		1,772,000	1,532,314
Guangzhou Baiyunshan Pharma Health (A Shares)		56,200	260,932
Guangzhou Haige Communications Group (A Shares)		85,500	131,132
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)		18,100	371,359
Guangzhou R&F Properties Co. Ltd. (H Shares)		1,112,800	975,167
Guangzhou Shiyuan Electronic Technology Co. Ltd. (A Shares)		25,700	440,899
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)		36,100	563,950
Guangzhou Wondfo Biotech Co. Ltd. (A Shares)		18,108	151,305
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. (A Shares) (a)		67,900	110,654
Guolian Securities Co. Ltd.		60,500	117,321
Guosen Securities Co. Ltd. (A Shares)		232,800	381,188
Guotai Junan Securities Co. Ltd. (A Shares)		275,100	691,002
Guoyuan Securities Co. Ltd. (A Shares)		150,810	167,581
Haier Smart Home Co. Ltd.		1,340,200	4,587,393
Haier Smart Home Co. Ltd. (A Shares)		248,000	958,769
Haitong Securities Co. Ltd.:
(A Shares)		210,600	359,830
(H Shares)		2,152,800	1,772,958
Hanergy Mobile Energy Holding (a)(c)		1,618,000	2
Hangzhou First Applied Material Co. Ltd. (A Shares)		39,300	815,322
Hangzhou Great Star Industrial Co. Ltd. (A Shares) (a)		42,500	191,602
Hangzhou Oxygen Plant Group Co. Ltd. (A Shares)		37,500	201,503
Hangzhou Robam Appliances Co. Ltd. (A Shares)		38,000	229,066
Hangzhou Silan Microelectronics Co. Ltd. (A Shares)		51,700	557,611
Hangzhou Tigermed Consulting Co. Ltd.:
(A Shares)		22,300	543,915
(H Shares) (d)		72,200	1,399,191
Hefei Meiya Optoelectronic Technology, Inc. (A Shares)		27,500	210,417
Heilongjiang Agriculture Co. Ltd. (A Shares)		69,300	159,268
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)		110,223	438,064
Hengli Petrochemical Co. Ltd. (A Shares)		248,340	1,121,891
Hengyi Petrochemical Co. Ltd. (A Shares)		138,920	261,438
Hesteel Co. Ltd. (A Shares)		378,600	158,203
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)		20,300	291,142
Hongfa Technology Co. Ltd. (A Shares)		29,200	296,725
Huaan Securities Co. Ltd. (A Shares)		170,690	134,197
Huadian Power International Corp. Ltd. (A Shares)		213,900	105,602
Huadong Medicine Co. Ltd. (A Shares)		68,380	375,582
Huafon Chemical Co. Ltd. (A Shares)		179,000	340,467
Huagong Tech Co. Ltd. (A Shares)		38,300	166,265
Hualan Biological Engineer, Inc. (A Shares)		69,160	393,781
Huaneng Power International, Inc.:
(A Shares)		217,400	128,863
(H Shares)		2,494,000	847,257
Huatai Securities Co. Ltd.:
(A Shares)		180,800	404,050
(H Shares) (d)		1,263,200	1,674,264
HUAXI Securities Co. Ltd.		87,800	119,713
Huaxia Bank Co. Ltd. (A Shares)		479,200	406,413
Huaxin Cement Co. Ltd. (A Shares)		49,500	113,533
Huayu Automotive Systems Co. Ltd. (A Shares)		112,700	336,803
Hubei Biocause Pharmaceutical Co. Ltd. (A Shares)		172,600	88,952
Huizhou Desay SV Automotive Co. Ltd.		17,800	282,615
Humanwell Healthcare Group Co. Ltd. (A Shares)		62,700	229,687
Hunan Valin Steel Co. Ltd. (A Shares)		229,600	273,255
Hundsun Technologies, Inc. (A Shares)		57,479	495,578
iFlytek Co. Ltd. (A Shares)		87,100	789,925
Industrial & Commercial Bank of China Ltd.:
(A Shares)		2,268,700	1,611,609
(H Shares)		39,357,000	21,854,682
Industrial Bank Co. Ltd. (A Shares)		862,500	2,358,662
Industrial Securities Co. Ltd. (A Shares)		307,600	423,212
Ingenic Semiconductor Co. Ltd. (A Shares)		20,900	614,568
Inner Mongoli Yili Industries Co. Ltd. (A Shares)		266,700	1,378,191
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares) (a)		1,751,700	772,635
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)		320,400	240,494
Inspur Electronic Information Industry Co. Ltd. (A Shares)		55,996	264,145
Intco Medical Technology Co. Ltd. (A Shares)		13,600	246,239
JA Solar Technology Co. Ltd. (A Shares)		40,500	382,345
Jafron Biomedical Co. Ltd. (A Shares)		32,190	334,183
Jason Furniture Hangzhou Co. Ltd. (A Shares)		23,900	239,834
JCET Group Co. Ltd. (A Shares)		66,800	405,052
Jiangsu Changshu Rural Commercial Bank Co. Ltd.		100,600	91,703
Jiangsu Eastern Shenghong Co. Ltd.		125,900	529,597
Jiangsu Expressway Co. Ltd. (H Shares)		832,000	888,620
Jiangsu Hengli Hydraulic Co. Ltd.		50,776	768,227
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)		269,175	2,265,395
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)		49,000	311,831
Jiangsu Shagang Co. Ltd. (A Shares)		85,400	93,972
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)		63,100	1,591,697
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)		11,400	221,509
Jiangsu Yoke Technology Co. Ltd. (A Shares)		18,300	301,571
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)		42,200	222,643
Jiangsu Zhongnan Construction Group Co. Ltd. (A Shares)		149,700	105,647
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)		118,300	139,145
Jiangxi Copper Co. Ltd.:
(A Shares)		92,000	367,633
(H Shares)		755,000	1,583,614
Jiangxi Zhengbang Technology Co. Ltd. (A Shares)		118,300	174,298
Jilin Aodong Pharmaceutical Group Co. Ltd. (A Shares)		30,300	69,637
Jinke Properties Group Co. Ltd. (A Shares)		206,200	137,223
JiuGui Liquor Co. Ltd. (A Shares)		12,700	377,121
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)		75,200	137,099
Joinn Laboratories China Co. Ltd. (A Series)		9,100	267,305
Jointown Pharmaceutical Group (A Shares)		71,000	154,824
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)		29,900	169,272
Joyoung Co. Ltd. (A Shares)		30,100	117,159
Juewei Food Co. Ltd.		24,200	256,028
Kingfa Sci & Tech Co. Ltd. (A Shares)		96,000	298,633
Kuang-Chi Technologies Co. Ltd. (A Shares) (a)		97,600	318,413
Kunlun Tech Co. Ltd. (A Shares)		43,100	112,929
Kweichow Moutai Co. Ltd. (A Shares)		51,400	13,356,149
Lakala Payment Co. Ltd. (A Shares)		31,400	118,963
Laobaixing Pharmacy Chain JSC (A Shares)		15,020	101,723
Lb Group Co. Ltd. (A Shares)		86,673	400,136
Legend Holdings Corp. rights (a)(c)		12,238	2,047
Lens Technology Co. Ltd. (A Shares)		193,700	761,136
Leo Group Co. Ltd. (A Shares)		199,400	71,904
Lepu Medical Technology Beijing Co. Ltd. (A Shares)		73,500	293,252
Leyard Optoelectronic Co. Ltd. (A Shares)		94,300	138,791
Liaoning Chengda Co. Ltd. (A Shares)		55,500	167,751
Lingyi iTech Guangdong Co. (A Shares)		274,500	293,131
Livzon Pharmaceutical Group, Inc. (A Shares)		24,300	148,776
LONGi Green Energy Technology Co. Ltd.		217,520	2,892,434
Luxi Chemical Group Co. Ltd.		70,700	219,821
Luxshare Precision Industry Co. Ltd. (A Shares)		293,428	1,679,339
Luzhou Laojiao Co. Ltd. (A Shares)		61,400	1,625,880
Maccura Biotechnology Co. Ltd. (A Shares)		23,600	131,488
Mango Excellent Media Co. Ltd. (A Shares)		70,107	597,729
Maxscend Microelectronics Co. Ltd. (A Shares)		14,160	883,487
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares) (a)		150,460	175,342
Metallurgical Corp. China Ltd. (A Shares)		679,700	393,422
Midea Group Co. Ltd. (A Shares)		149,400	1,468,462
Mingyang Smart Energy Group Ltd.		75,500	251,922
Montage Technology Co. Ltd. (A Shares)		29,083	303,683
Muyuan Foodstuff Co. Ltd. (A Shares)		218,240	1,427,699
Nanji E-Commerce Co. Ltd. (A Shares)		97,900	155,453
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.		40,950	187,022
Nanjing Securities Co. Ltd. (A Shares)		135,700	216,105
NARI Technology Co. Ltd. (A Shares)		242,360	1,176,270
NAURA Technology Group Co. Ltd.		21,300	1,424,077
NavInfo Co. Ltd. (A Shares)		78,500	155,993
New China Life Insurance Co. Ltd.		67,900	425,278
New China Life Insurance Co. Ltd. (H Shares)		615,800	1,683,888
New Hope Liuhe Co. Ltd. (A Shares) (a)		172,100	303,904
Ninestar Corp. (A Shares)		42,300	235,282
Ningbo Joyson Electronic Corp. (A shares)		64,100	251,085
Ningbo Tuopu Group Co. Ltd. (A Shares)		40,200	209,976
Ningxia Baofeng Energy Group Co. Ltd.		232,800	565,296
Nongfu Spring Co. Ltd. (H Shares) (d)		273,800	1,409,315
Northeast Securities Co. Ltd. (A Shares)		74,300	89,577
O-film Tech Co. Ltd. (A Shares)		99,500	113,337
Offcn Education Technology Co. A Shares (a)		88,281	178,162
Offshore Oil Enginering Co. Ltd. (A Shares)		128,900	82,190
Oppein Home Group, Inc. (A Shares)		19,360	431,038
Orient Securities Co. Ltd. (A Shares)		218,800	369,777
Ovctek China, Inc. (A Shares)		34,320	484,196
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (a)		329,300	145,756
People's Insurance Co. of China Group Ltd.:
(A Shares)		195,400	152,112
(H Shares)		5,598,000	1,736,060
Perfect World Co. Ltd. (A Shares)		75,700	186,396
PetroChina Co. Ltd.:
(A Shares)		632,000	457,755
(H Shares)		14,650,000	6,119,922
Pharmaron Beijing Co. Ltd.:
(A Shares)		28,700	879,329
(H Shares) (d)		88,900	1,945,901
PICC Property & Casualty Co. Ltd. (H Shares)		4,665,840	3,770,546
Ping An Bank Co. Ltd. (A Shares)		801,800	2,195,148
Ping An Insurance Group Co. of China Ltd.:
(A Shares)		537,794	4,467,017
(H Shares)		4,184,500	36,617,909
Poly Developments & Holdings (A Shares) (a)		463,000	717,274
Poly Property Development Co. Ltd. (H Shares)		81,800	461,570
Postal Savings Bank of China Co. Ltd.		1,017,100	738,255
Postal Savings Bank of China Co. Ltd. (H Shares) (d)		6,497,000	4,196,926
Power Construction Corp. of China Ltd. (A Shares)		569,100	428,931
Proya Cosmetics Co. Ltd. (A Shares)		7,600	189,487
Qianhe Condiment and Food Co. Ltd. (A Shares)		30,600	113,706
Qingdao Rural Commercial Bank Corp. (A Shares)		182,800	110,051
Raytron Technology Co. Ltd. (A Shares)		17,812	310,648
Risesun Real Estate Development Co. Ltd. (A Shares)		160,200	112,809
Riyue Heavy Industry Co. Ltd. (A Shares)		35,600	191,734
Rongsheng Petrochemical Co. Ltd. (A Shares)		427,100	1,229,455
SAIC Motor Corp. Ltd. (A Shares)		287,400	815,748
Sailun Group Co. Ltd. A Shares		109,900	155,288
Sanan Optoelectronics Co. Ltd. (A Shares)		192,900	1,271,182
Sangfor Technologies, Inc.		16,200	606,737
Sany Heavy Industry Co. Ltd. (A Shares)		367,200	1,410,504
SDIC Capital Co. Ltd.		230,432	264,616
SDIC Power Holdings Co. Ltd. (A Shares)		262,000	344,254
Sealand Securities Co. Ltd. (A Shares)		193,200	116,911
Seazen Holdings Co. Ltd. (A Shares)		89,300	437,693
SF Holding Co. Ltd. (A Shares)		189,000	1,728,991
SG Micro Corp. (A Shares)		9,300	536,688
Shaanxi Coal Industry Co. Ltd. (A Shares)		379,200	655,528
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)		42,343	132,046
Shandong Gold Mining Co. Ltd.:
(A Shares)		385,184	1,046,798
(H Shares) (d)		81,750	144,751
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)		94,920	454,074
Shandong Linglong Tyre Co. Ltd. (A Shares)		50,500	292,225
Shandong Nanshan Aluminum Co. Ltd. (A Shares)		452,400	358,478
Shandong Pharmaceutical Glass Co. Ltd. (A Shares)		24,400	129,336
Shandong Sinocera Functional Material Co. Ltd. (A Shares)		37,800	273,433
Shandong Sun Paper Industry JSC Ltd. (A Shares)		101,000	180,853
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		1,696,000	3,037,944
Shanghai Bailian Group Co. Ltd. (A Shares)		60,000	141,516
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)		29,400	316,366
Shanghai Baosight Software Co. Ltd. (A Shares)		44,200	456,950
Shanghai Construction Group Co. Ltd. (A Shares)		332,200	137,272
Shanghai Electric Group Co. Ltd. (A Shares)		403,000	253,222
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)		67,000	849,029
(H Shares)		356,000	3,257,124
Shanghai International Airport Co. Ltd. (A Shares)		38,700	230,890
Shanghai International Port Group Co. Ltd. (A Shares)		416,500	317,784
Shanghai Jahwa United Co. Ltd. (A Shares)		27,100	203,540
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)		35,000	219,378
Shanghai Lingang Holdings Corp. Ltd. (A Shares)		71,160	166,186
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		871,029	821,380
Shanghai M&G Stationery, Inc. (A Shares)		37,300	407,552
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)		99,400	292,749
(H Shares)		499,400	1,064,201
Shanghai Pudong Development Bank Co. Ltd. (A Shares)		1,217,600	1,701,619
Shanghai Putailai New Energy Technology Co. Ltd.		29,912	592,458
Shanghai RAAS Blood Products Co. Ltd. (A Shares)		246,700	280,243
Shanghai Yuyuan Tourist Mart Group Co. Ltd.		122,200	184,394
Shanghai Zhangjiang High Ltd. (A Shares)		69,500	183,822
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)		115,100	222,667
Shanxi Meijin Energy Co. Ltd. (A Shares) (a)		151,400	203,149
Shanxi Securities Co. Ltd. (A Shares)		134,330	130,766
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)		217,300	344,037
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)		50,340	2,228,175
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)		152,460	208,819
Shenergy Co. Ltd. (A Shares)		171,300	151,908
Shenghe Resources Holding Co. Ltd. (A Shares)		66,200	253,163
Shengyi Technology Co. Ltd.		88,400	376,231
Shennan Circuits Co. Ltd. (A Shares)		19,540	367,729
Shenwan Hongyuan Group Co. Ltd. (A Shares)		823,900	547,018
Shenzhen Capchem Technology Co. Ltd. (A Shares)		15,500	273,468
Shenzhen Energy Group Co. Ltd. (A Shares)		153,060	203,245
Shenzhen Goodix Technology Co. Ltd. (A Shares)		18,200	336,005
Shenzhen Hepalink Pharmaceutical Group Co. Ltd. (A Shares)		39,500	92,309
Shenzhen Inovance Technology Co. Ltd. (A Shares)		108,350	1,305,610
Shenzhen Kaifa Technology Co. Ltd. (A Shares)		57,400	163,722
Shenzhen Kangtai Biological Products Co. Ltd.		26,900	528,720
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)		50,600	3,056,854
Shenzhen MTC Co. Ltd. (A Shares) (a)		173,200	167,532
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)		301,400	300,866
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares) (a)		39,300	165,254
Shenzhen SC New Energy Technology Corp. (A Shares)		13,400	336,999
Shenzhen Sunlord Electronics Co. Ltd. (A Shares)		28,700	179,757
Shenzhen Sunway Communication Co. Ltd. (A Shares)		36,900	147,738
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)		65,660	191,042
Sichuan Chuantou Energy Co. Ltd. (A Shares)		136,000	230,475
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)		58,200	165,193
Sichuan Road & Bridge (Group) Co. Ltd. (A Shares)		192,700	181,324
Sichuan Swellfun Co. Ltd. (A Shares)		19,100	302,221
Sinolink Securities Co. Ltd. (A Shares)		112,000	185,816
Sinoma Science & Technology Co. Ltd. (A Shares)		64,000	253,664
Sinopec Shanghai Petrochemical Co. Ltd. (A Shares)		216,500	107,891
Sinopharm Group Co. Ltd. (H Shares)		916,000	2,404,586
Sinotrans Ltd.		74,500	53,614
Sinotrans Ltd. (H Shares)		290,000	107,101
SKSHU Paint Co. Ltd. (A Shares)		14,980	354,895
Songcheng Performance Development Co. Ltd. (A Shares)		97,380	190,949
Soochow Securities Co. Ltd. (A Shares)		139,750	169,566
Southwest Securities Co. Ltd. (A Shares)		230,100	161,675
Spring Airlines Co. Ltd. (A Shares)		36,387	267,322
Sungrow Power Supply Co. Ltd. (A Shares)		61,000	1,584,134
Suning.com Co. Ltd. (A Shares)		341,200	311,552
Sunwoda Electronic Co. Ltd. (A Shares)		62,700	327,209
Suofeiya Home Collection Co. Ltd. (A Shares)		16,100	47,616
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)		62,300	203,635
Suzhou Gold Mantis Consolidated Co. Ltd.		108,900	115,111
Suzhou Maxwell Technologies Co. Ltd. (A Shares)		4,000	403,835
Tangshan Jidong Cement Co. Ltd. A Shares		40,800	75,078
TBEA Co. Ltd. (A Shares)		140,100	328,055
TCL Corp. (A Shares)		536,400	613,484
The Pacific Securities Co. Ltd. (A Shares) (a)		243,100	117,008
Thunder Software Technology Co. Ltd. (A Shares)		16,600	375,137
Tianfeng Securities Co. Ltd. (A Shares) (a)		321,400	212,892
Tianjin 712 Communication & Broadcasting Co. Ltd.		29,200	182,165
Tianjin Zhonghuan Semiconductor Co. Ltd. (A Shares)		132,900	1,029,641
Tianma Microelectronics Co. Ltd. (A Shares)		91,800	198,903
Tianshui Huatian Technology Co. Ltd. (A Shares)		103,000	226,517
Toly Bread Co. Ltd.		37,680	161,300
TongFu Microelectronics Co. Ltd. (A Shares)		48,400	174,006
Tonghua Dongbao Pharmaceutical Co. Ltd. (A Shares)		80,000	136,935
Tongkun Group Co. Ltd. (A Shares)		86,600	347,394
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)		395,300	225,136
Tongwei Co. Ltd. (A Shares)		190,000	1,270,891
Topchoice Medical Corp. (a)		12,600	615,155
Topsec Technologies Group, Inc.		47,600	134,517
Transfar Zhilian Co. Ltd.		126,900	139,244
TravelSky Technology Ltd. (H Shares)		625,000	1,061,619
Tsingtao Brewery Co. Ltd.:
(A Shares)		59,300	736,770
(H Shares)		302,000	2,382,221
Unigroup Guoxin Microelectronics Co. Ltd.		23,800	703,784
Unisplendour Corp. Ltd. (A Shares)		109,503	446,726
Universal Scientific Industrial Shanghai Co. Ltd. (A Shares)		54,700	116,148
Venus MedTech Hangzhou, Inc. (H Shares) (a)(d)		146,500	924,680
Walvax Biotechnology Co. Ltd. (A Shares)		60,400	803,813
Wangfujing Group Co. Ltd.		27,400	109,406
Wanhua Chemical Group Co. Ltd. (A Shares)		130,300	2,293,249
Weichai Power Co. Ltd.:
(A Shares)		294,500	780,295
(H Shares)		1,320,200	2,888,041
Weifu High-Technology Group Co. Ltd. (A Shares)		24,400	76,280
Weihai Guangwei Composites Co. Ltd. (A Shares)		19,300	203,769
Wens Foodstuffs Group Co. Ltd. (A Shares)		235,480	458,463
Western Securities Co. Ltd. (A Shares)		165,900	188,971
Will Semiconductor Ltd.		36,700	1,715,823
Wingtech Technology Co. Ltd. (A Shares)		48,400	818,870
Winning Health Technology Group Co. Ltd. (A Shares)		83,380	185,563
Wuchan Zhongda Group Co. Ltd.		180,600	163,510
Wuhan Guide Infrared Co. Ltd. (A Shares)		94,136	399,478
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)		83,500	250,185
Wuhu Token Science Co. Ltd. (A Shares)		92,800	128,828
Wuliangye Yibin Co. Ltd. (A Shares)		160,500	5,483,347
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)		72,490	148,201
WuXi AppTec Co. Ltd.		84,144	1,953,370
WuXi AppTec Co. Ltd. (H Shares) (d)		254,322	5,622,401
Wuxi Lead Intelligent Equipment Co. Ltd. (A Shares)		36,880	433,785
Wuxi Shangji Automation Co. Ltd. (A Shares)		10,800	380,974
XCMG Construction Machinery Co. Ltd. (A Shares)		300,100	270,773
Xiamen C&D, Inc. (A Shares)		95,700	104,713
Xiamen Intretech, Inc.		26,030	153,406
Xiamen Tungsten Co. Ltd. (A Shares)		52,900	245,283
Xinjiang Goldwind Science & Technology Co. Ltd.:
(A Shares)		168,700	377,271
(H Shares)		506,410	948,808
Yango Group Co. Ltd. (A Shares)		150,400	101,718
Yantai Eddie Precision Machinery Co. Ltd. (A Shares)		33,600	186,579
Yantai Jereh Oilfield Services (A Shares)		36,300	212,920
Yanzhou Coal Mining Co. Ltd.:
(A Shares)		115,300	335,473
(H Shares)		984,000	1,461,220
Yealink Network Technology Corp. Ltd.		35,550	506,556
Yifan Pharmaceutical Co. Ltd. (A Shares)		48,100	101,538
Yifeng Pharmacy Chain Co. Ltd.		27,118	204,766
Yihai Kerry Arawana Holdings Co. Ltd. (A Series)		49,100	514,446
Yintai Gold Co. Ltd. (A Shares)		111,380	157,379
Yixintang Pharmaceutical Group Co. Ltd. (A Shares)		22,000	99,216
Yonghui Superstores Co. Ltd. (A Shares)		357,100	223,276
Yonyou Network Technology Co. Ltd. (A Shares)		127,838	708,293
Youngor Group Co. Ltd. (A Shares)		177,389	174,604
YTO Express Group Co. Ltd. (A Shares)		128,100	179,022
Yuan Longping High-tech Agriculture Co. Ltd. (A Shares) (a)		48,900	151,208
Yunda Holding Co. Ltd. (A Shares)		117,990	238,118
Yunnan Aluminium Co. Ltd. (A Shares) (a)		122,100	268,522
Yunnan Baiyao Group Co. Ltd. (A Shares)		55,500	850,179
Yunnan Energy New Material Co. Ltd.		37,100	1,424,240
Yutong Bus Co. Ltd.		84,100	147,728
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)		25,300	1,433,084
Zhaojin Mining Industry Co. Ltd. (H Shares)		708,500	692,896
Zhejiang Century Huatong Group Co. Ltd. (A Shares) (a)		292,697	252,768
Zhejiang China Commodities City Group Co. Ltd. (A Shares)		227,600	155,339
Zhejiang Chint Electric Co. Ltd. (A Shares)		82,100	538,104
Zhejiang Dahua Technology Co. Ltd. (A Shares)		112,300	367,239
Zhejiang Dingli Machinery Co. Ltd. (A Shares)		18,360	159,577
Zhejiang Expressway Co. Ltd. (H Shares)		964,000	813,759
Zhejiang Fuchunjiang Hp Co. Ltd. (A Shares)		219,100	190,228
Zhejiang HangKe Technology, Inc. Co. (A Shares)		16,405	312,285
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)		57,320	172,809
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)		50,616	1,026,193
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)		50,800	502,068
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. (A Shares)		32,500	237,056
Zhejiang Juhua Co. Ltd. (A Shares)		103,800	189,240
Zhejiang Longsheng Group Co. Ltd. (A Shares)		116,500	221,048
Zhejiang NHU Co. Ltd. (A Shares)		100,140	400,935
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)		137,290	454,698
Zhejiang Satellite Petrochemical Co. Ltd. (A Shares)		66,080	371,949
Zhejiang Semir Garment Co. Ltd. (A Shares)		86,800	130,708
Zhejiang Supor Cookware Co. Ltd.		21,700	173,998
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)		63,400	187,508
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd.		20,600	191,320
Zheshang Securities Co. Ltd. (a)		136,500	234,279
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(d)		329,800	1,784,561
Zhongji Innolight Co. Ltd. (A Shares)		29,500	194,812
Zhongjin Gold Co. Ltd. (A Shares)		188,900	239,726
Zhongtian Financial Group Co. Ltd. (A Shares) (a)		315,695	106,022
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)		376,000	2,932,076
Zhuzhou Kibing Group Co. Ltd. (A Shares)		105,400	338,803
Zijin Mining Group Co. Ltd.:
(A Shares)		820,900	1,302,219
(H Shares)		3,878,000	5,499,258
Zoomlion Heavy Industry Science and Technology Co. Ltd.:
(A Shares)		693,800	817,126
(H Shares)		294,400	253,063
ZTE Corp.:
(A Shares)		92,400	554,848
(H Shares)		619,480	2,208,115

TOTAL CHINA			594,323,423

Colombia - 0.1%
Bancolombia SA		170,024	1,188,151
Bancolombia SA sponsored ADR		5,281	150,244
Ecopetrol SA		3,379,789	2,294,736
Grupo de Inversiones Suramerica SA		156,163	696,653
Interconexion Electrica SA ESP		303,537	1,707,885

TOTAL COLOMBIA			6,037,669

Cyprus - 0.1%
Ozon Holdings PLC ADR (a)		27,068	1,413,281
TCS Group Holding PLC unit		81,178	6,767,816

TOTAL CYPRUS			8,181,097

Czech Republic - 0.1%
CEZ A/S		109,050	3,028,202
Komercni Banka A/S (a)		50,784	1,887,376
MONETA Money Bank A/S (a)(d)		242,956	987,697

TOTAL CZECH REPUBLIC			5,903,275

Egypt - 0.1%
Commercial International Bank SAE (a)		857,989	3,120,010
Eastern Co. Sae		730,843	547,725
Fawry for Banking & Payment Technology Services SAE		372,708	452,803

TOTAL EGYPT			4,120,538

Greece - 0.2%
Alpha Bank AE (a)		1,520,633	1,963,697
EFG Eurobank Ergasias SA (a)		1,748,817	1,649,255
Ff Group (a)(c)		1,035	1,473
Hellenic Telecommunications Organization SA		159,594	2,911,717
Jumbo SA		71,735	1,140,282
OPAP SA		138,327	1,998,621

TOTAL GREECE			9,665,045

Hong Kong - 1.1%
Beijing Enterprises Holdings Ltd.		320,500	996,001
BYD Electronic International Co. Ltd.		461,000	2,331,354
China Everbright International Ltd.		2,446,333	1,325,294
China Everbright Ltd.		632,000	695,341
China Jinmao Holdings Group Ltd.		3,758,000	1,049,376
China Merchants Holdings International Co. Ltd.		962,105	1,339,567
China Overseas Land and Investment Ltd.		2,588,500	5,429,383
China Power International Development Ltd.		2,781,000	636,995
China Resources Beer Holdings Co. Ltd.		992,878	7,429,512
China Resources Pharmaceutical Group Ltd. (d)		1,045,000	559,402
China Resources Power Holdings Co. Ltd.		1,287,691	2,217,086
China Taiping Insurance Group Ltd.		1,072,777	1,507,463
China Traditional Chinese Medicine Holdings Co. Ltd.		1,868,000	1,165,825
CITIC Pacific Ltd.		3,926,000	4,243,696
CSPC Pharmaceutical Group Ltd.		6,097,840	8,223,411
Far East Horizon Ltd.		1,079,000	1,151,041
Fosun International Ltd.		1,673,000	2,213,114
Ganfeng Lithium Co. Ltd. (H Shares) (d)		108,200	2,321,013
Guangdong Investment Ltd.		2,004,000	2,805,701
Hua Hong Semiconductor Ltd. (a)(d)		347,000	2,190,197
Lenovo Group Ltd.		4,910,000	4,574,407
MMG Ltd. (a)		1,984,000	1,011,001
Shenzhen Investment Ltd.		1,676,137	470,198
Sinotruk Hong Kong Ltd.		460,000	787,271
Sun Art Retail Group Ltd.		1,303,000	809,853
Wharf Holdings Ltd.		930,000	3,153,394
Yuexiu Property Co. Ltd.		888,400	826,536

TOTAL HONG KONG			61,463,432

Hungary - 0.2%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		274,917	2,190,923
OTP Bank PLC (a)		151,599	8,176,338
Richter Gedeon PLC		95,539	2,622,209

TOTAL HUNGARY			12,989,470

India - 10.3%
ACC Ltd.		50,853	1,637,630
Adani Enterprises Ltd.		186,643	3,565,607
Adani Green Energy Ltd. (a)		265,373	3,149,416
Adani Ports & Special Economic Zone Ltd.		346,498	3,143,690
Adani Total Gas Ltd. (a)		186,490	2,238,954
Adani Transmissions Ltd. (a)		186,720	2,243,975
Ambuja Cements Ltd.		478,510	2,646,356
Apollo Hospitals Enterprise Ltd.		68,516	3,718,712
Asian Paints Ltd.		260,135	10,351,899
Aurobindo Pharma Ltd.		200,456	2,471,473
Avenue Supermarts Ltd. (a)(d)		110,071	5,183,191
Axis Bank Ltd. (a)		1,535,622	14,642,873
Bajaj Auto Ltd.		45,192	2,327,941
Bajaj Finance Ltd.		183,488	15,371,641
Bajaj Finserv Ltd.		25,894	4,953,623
Balkrishna Industries Ltd.		57,675	1,841,611
Bandhan Bank Ltd. (d)		442,660	1,734,176
Berger Paints India Ltd.		163,816	1,858,764
Bharat Electronics Ltd.		838,505	2,082,629
Bharat Forge Ltd.		154,333	1,601,903
Bharat Petroleum Corp. Ltd.		573,806	3,438,506
Bharti Airtel Ltd.		1,664,735	12,576,734
Biocon Ltd. (a)		276,103	1,434,858
Britannia Industries Ltd.		73,437	3,381,657
Cholamandalam Investment and Finance Co. Ltd.		280,986	1,798,127
Cipla Ltd. (a)		328,715	4,068,066
Coal India Ltd.		1,053,654	2,030,959
Colgate-Palmolive Ltd.		84,034	1,926,565
Container Corp. of India Ltd.		168,327	1,457,905
Dabur India Ltd.		426,411	3,445,427
Divi's Laboratories Ltd.		90,075	5,944,258
DLF Ltd.		427,871	1,943,285
Dr. Reddy's Laboratories Ltd.		79,038	5,013,126
Eicher Motors Ltd.		89,029	3,030,065
GAIL India Ltd.		1,080,927	2,029,005
Godrej Consumer Products Ltd. (a)		244,136	3,243,828
Grasim Industries Ltd.		178,033	3,715,073
Havells India Ltd.		147,982	2,336,170
HCL Technologies Ltd.		734,433	10,125,392
HDFC Asset Management Co. Ltd. (d)		36,564	1,403,743
HDFC Standard Life Insurance Co. Ltd. (d)		548,456	4,898,911
Hero Motocorp Ltd.		78,207	2,906,904
Hindalco Industries Ltd.		1,067,106	6,384,536
Hindustan Petroleum Corp. Ltd.		443,189	1,556,811
Hindustan Unilever Ltd.		557,555	17,499,083
Housing Development Finance Corp. Ltd.		1,160,749	38,114,461
ICICI Bank Ltd.		3,465,567	31,815,148
ICICI Lombard General Insurance Co. Ltd. (d)		151,924	3,015,756
ICICI Prudential Life Insurance Co. Ltd. (d)		246,899	2,102,063
Indian Oil Corp. Ltd.		1,238,403	1,718,257
Indraprastha Gas Ltd.		194,938	1,462,491
Indus Towers Ltd.		463,647	1,385,138
Info Edge India Ltd.		52,646	3,692,836
Infosys Ltd.		2,309,186	50,374,603
InterGlobe Aviation Ltd. (a)(d)		63,864	1,415,139
Ipca Laboratories Ltd.		48,207	1,364,569
ITC Ltd.		1,994,059	5,497,218
JSW Steel Ltd.		569,488	5,645,203
Jubilant Foodworks Ltd.		53,920	2,738,048
Kotak Mahindra Bank Ltd. (a)		375,437	8,356,792
Larsen & Toubro Infotech Ltd. (d)		35,919	2,263,240
Larsen & Toubro Ltd.		465,453	10,026,427
Lupin Ltd.		155,095	2,310,252
Mahindra & Mahindra Ltd.		581,180	5,809,181
Marico Ltd.		356,310	2,620,198
Maruti Suzuki India Ltd.		91,104	8,550,800
Motherson Sumi Systems Ltd. (a)		855,094	2,695,478
MRF Ltd.		1,257	1,351,075
Muthoot Finance Ltd.		81,454	1,703,452
Nestle India Ltd.		22,855	5,442,225
NTPC Ltd.		3,299,021	5,245,170
Oil & Natural Gas Corp. Ltd.		1,707,180	2,647,681
Page Industries Ltd.		3,707	1,570,793
Petronet LNG Ltd.		496,260	1,456,869
PI Industries Ltd.		57,545	2,283,579
Pidilite Industries Ltd.		104,681	3,208,714
Piramal Enterprises Ltd.		69,000	2,151,949
Power Grid Corp. of India Ltd.		1,598,658	3,680,353
Power Grid Corporation of India Ltd. (a)		532,886	1,226,784
Rec Ltd.		600,077	1,219,631
Reliance Industries Ltd.		1,932,206	52,897,952
SBI Cards & Payment Services Ltd. (a)		126,739	1,767,426
SBI Life Insurance Co. Ltd. (d)		305,483	4,514,230
Shree Cement Ltd.		7,422	2,821,879
Shriram Transport Finance Co. Ltd.		136,891	2,559,634
Siemens India Ltd.		47,813	1,256,174
State Bank of India		1,208,088	7,016,786
Sun Pharmaceutical Industries Ltd.		570,084	5,934,836
Tata Consultancy Services Ltd.		626,121	26,676,266
Tata Consumer Products Ltd.		406,828	4,138,407
Tata Motors Ltd. (a)		1,117,064	4,427,999
Tata Steel Ltd.		420,579	8,114,179
Tech Mahindra Ltd.		427,766	6,959,645
Titan Co. Ltd.		240,023	5,535,540
Torrent Pharmaceuticals Ltd.		35,007	1,446,125
Trent Ltd.		121,962	1,514,036
Ultratech Cement Ltd.		68,542	7,024,625
United Spirits Ltd. (a)		201,181	1,733,934
UPL Ltd.		338,546	3,681,981
Vedanta Ltd.		751,423	3,050,933
Wipro Ltd.		928,679	7,334,520
Yes Bank Ltd. (a)		7,398,576	1,268,865

TOTAL INDIA			582,192,603

Indonesia - 1.1%
PT Adaro Energy Tbk		9,667,500	892,385
PT Aneka Tambang Tbk		5,653,100	985,017
PT Astra International Tbk		13,591,300	4,435,674
PT Bank Central Asia Tbk		7,528,000	15,537,480
PT Bank Mandiri (Persero) Tbk		12,732,600	5,016,978
PT Bank Negara Indonesia (Persero) Tbk		4,967,000	1,641,643
PT Bank Rakyat Indonesia Tbk		37,734,800	9,680,731
PT Barito Pacific Tbk		18,622,200	1,248,991
PT Charoen Pokphand Indonesia Tbk		5,094,500	2,157,567
PT Gudang Garam Tbk		317,100	719,162
PT Indah Kiat Pulp & Paper Tbk		1,828,800	859,868
PT Indocement Tunggal Prakarsa Tbk		996,000	606,036
PT Indofood CBP Sukses Makmur Tbk		1,556,500	874,438
PT Indofood Sukses Makmur Tbk		3,077,600	1,292,752
PT Kalbe Farma Tbk		14,024,300	1,221,823
PT Merdeka Copper Gold Tbk (a)		7,344,600	1,503,199
PT Sarana Menara Nusantara Tbk		15,428,400	1,562,842
PT Semen Gresik (Persero) Tbk		1,972,400	1,050,128
PT Telekomunikasi Indonesia Tbk Series B		33,834,600	7,584,329
PT Tower Bersama Infrastructure Tbk		5,276,300	1,171,092
PT Unilever Indonesia Tbk		5,344,400	1,559,438
PT United Tractors Tbk		1,117,700	1,510,875

TOTAL INDONESIA			63,112,448

Isle of Man - 0.0%
NEPI Rockcastle PLC		295,354	1,997,753
Korea (South) - 12.0%
Alteogen, Inc.		18,981	1,317,256
AMOREPACIFIC Corp.		20,644	3,966,694
AMOREPACIFIC Group, Inc.		19,131	955,919
BGF Retail Co. Ltd.		5,268	738,039
Celltrion Healthcare Co. Ltd.		56,834	5,295,093
Celltrion Pharm, Inc.		11,129	1,341,937
Celltrion, Inc. (a)		65,379	14,377,300
Cheil Worldwide, Inc.		45,536	955,942
CJ CheilJedang Corp.		5,589	2,269,034
CJ Corp.		9,575	814,003
CJ ENM Co. Ltd.		7,056	998,329
CJ Logistics Corp. (a)		6,233	951,636
Coway Co. Ltd.		37,694	2,805,567
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)		24,753	697,866
Db Insurance Co. Ltd.		31,609	1,565,698
Doosan Bobcat, Inc. (a)		34,293	1,371,411
Doosan Heavy Industries & Construction Co. Ltd. (a)		143,894	2,714,958
DuzonBizon Co. Ltd.		12,904	936,938
E-Mart, Inc.		12,969	1,895,691
Fila Holdings Corp.		32,147	1,455,701
Green Cross Corp.		3,873	981,051
GS Engineering & Construction Corp.		43,646	1,667,829
GS Holdings Corp.		31,358	1,164,269
Hana Financial Group, Inc.		203,033	7,652,750
Hankook Tire Co. Ltd.		50,112	2,101,838
Hanmi Pharm Co. Ltd.		4,583	1,272,216
Hanon Systems		124,912	1,690,401
Hanwha Solutions Corp. (a)		81,702	2,771,217
HLB, Inc.		61,658	1,928,217
HMM Co. Ltd. (a)		175,369	6,085,187
Hotel Shilla Co.		20,940	1,698,437
HYBE Co. Ltd. (a)		9,302	2,336,071
Hyundai Engineering & Construction Co. Ltd.		53,303	2,529,298
Hyundai Glovis Co. Ltd.		12,459	2,102,151
Hyundai Heavy Industries Holdi		32,146	1,910,199
Hyundai Mobis		44,858	10,370,465
Hyundai Motor Co.		96,520	18,253,028
Hyundai Steel Co.		58,664	2,748,062
Industrial Bank of Korea		170,605	1,524,369
Kakao Corp.		210,410	26,831,491
Kangwon Land, Inc. (a)		64,646	1,452,454
KB Financial Group, Inc.		267,306	11,846,787
Kia Corp.		177,922	12,903,188
KMW Co. Ltd. (a)		17,568	809,241
Korea Aerospace Industries Ltd.		49,957	1,404,114
Korea Electric Power Corp.		173,766	3,758,120
Korea Investment Holdings Co. Ltd.		28,386	2,361,478
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)		26,412	2,990,012
Korea Zinc Co. Ltd.		5,600	2,657,275
Korean Air Lines Co. Ltd. (a)		105,097	2,725,980
KT&G Corp.		77,962	5,566,009
Kumho Petro Chemical Co. Ltd.		12,450	2,197,834
LG Chemical Ltd.		30,487	22,268,342
LG Corp.		58,602	4,788,775
LG Display Co. Ltd. (a)		158,241	3,033,846
LG Electronics, Inc.		72,071	9,846,961
LG Household & Health Care Ltd.		6,331	8,012,881
LG Innotek Co. Ltd.		9,431	1,857,140
LG Uplus Corp.		145,611	1,837,885
Lotte Chemical Corp.		11,680	2,629,307
Lotte Shopping Co. Ltd.		7,151	666,863
LX Holdings Corp. (a)		26,968	244,470
Meritz Securities Co. Ltd.		195,921	834,495
Mirae Asset Securities Co. Ltd.		185,105	1,433,939
NAVER Corp.		83,498	31,399,756
NCSOFT Corp.		11,160	7,977,237
Netmarble Corp. (d)		14,739	1,770,838
NH Investment & Securities Co. Ltd.		90,914	1,001,603
Orion Corp./Republic of Korea		16,032	1,634,130
Pan Ocean Co., Ltd. (Korea)		184,108	1,205,815
Pearl Abyss Corp. (a)		20,355	1,306,664
POSCO		50,138	15,912,013
POSCO Chemtech Co. Ltd.		21,070	2,814,792
S-Oil Corp.		30,694	2,617,388
S1 Corp.		11,598	810,922
Samsung Biologics Co. Ltd. (a)(d)		11,216	8,659,426
Samsung C&T Corp.		56,850	6,978,274
Samsung Electro-Mechanics Co. Ltd.		38,089	6,343,981
Samsung Electronics Co. Ltd.		3,205,880	218,312,207
Samsung Engineering Co. Ltd. (a)		107,830	2,184,176
Samsung Fire & Marine Insurance Co. Ltd.		20,813	3,872,782
Samsung Heavy Industries Co. Ltd. (a)(c)		321,647	1,824,813
Samsung Life Insurance Co. Ltd.		46,927	3,069,412
Samsung SDI Co. Ltd.		37,272	23,958,631
Samsung SDS Co. Ltd.		23,605	3,737,042
Samsung Securities Co. Ltd.		41,047	1,575,636
Seegene, Inc.		25,162	1,527,933
Shin Poong Pharmaceutical Co.		21,079	1,159,312
Shinhan Financial Group Co. Ltd.		296,486	10,026,973
Shinsegae Co. Ltd.		4,894	1,129,293
SK Biopharmaceuticals Co. Ltd. (a)		18,830	1,943,830
SK Chemicals Co. Ltd.		5,062	1,040,714
SK Holdings Co., Ltd.		21,453	4,987,512
SK Hynix, Inc.		369,701	36,079,811
SK Innovation Co., Ltd. (a)		34,471	7,565,463
SK Telecom Co. Ltd.		26,768	6,996,184
SKC Co. Ltd.		14,262	1,998,085
Woori Financial Group, Inc.		350,577	3,299,699
Yuhan Corp.		33,071	1,767,214

TOTAL KOREA (SOUTH)			681,660,515

Kuwait - 0.5%
Agility Public Warehousing Co. KSC		836,734	2,745,947
Boubyan Bank KSC		735,207	1,957,616
Kuwait Finance House KSCP		3,113,084	8,133,703
Mabanee Co. SAKC		415,304	998,001
Mobile Telecommunication Co.		1,467,945	2,887,520
National Bank of Kuwait		4,604,346	13,700,400

TOTAL KUWAIT			30,423,187

Luxembourg - 0.2%
Adecoagro SA (a)		68,457	654,449
Globant SA (a)		26,858	6,423,359
Reinet Investments SCA		92,830	1,810,632

TOTAL LUXEMBOURG			8,888,440

Malaysia - 1.2%
AMMB Holdings Bhd		1,183,500	799,283
Axiata Group Bhd		1,916,441	1,693,916
CIMB Group Holdings Bhd		4,398,843	4,638,590
Dialog Group Bhd		2,743,000	1,787,500
DiGi.com Bhd		2,148,600	2,112,960
Fraser & Neave Holdings Bhd		93,500	549,479
Genting Bhd		1,462,400	1,632,205
Genting Malaysia Bhd		2,078,000	1,359,071
Hap Seng Consolidated Bhd		423,200	772,190
Hartalega Holdings Bhd		1,184,500	1,976,038
Hong Leong Bank Bhd		427,000	1,821,327
Hong Leong Credit Bhd		147,900	604,217
IHH Healthcare Bhd		1,211,800	1,619,562
IOI Corp. Bhd		1,682,200	1,454,983
Kossan Rubber Industries Bhd		856,500	702,249
Kuala Lumpur Kepong Bhd		301,247	1,322,060
Malayan Banking Bhd		2,690,821	5,107,459
Malaysia Airports Holdings Bhd (a)		726,106	994,524
Maxis Bhd		1,621,600	1,636,971
MISC Bhd		913,600	1,450,502
Nestle (Malaysia) Bhd		48,100	1,515,948
Petronas Chemicals Group Bhd		1,638,300	3,121,311
Petronas Dagangan Bhd		199,100	868,114
Petronas Gas Bhd		543,930	1,964,335
PPB Group Bhd		422,220	1,810,944
Press Metal Bhd		2,199,400	2,512,111
Public Bank Bhd		9,834,300	9,275,003
QL Resources Bhd		752,450	1,007,427
RHB Capital Bhd		1,194,328	1,446,212
Sime Darby Bhd		1,799,149	916,628
Sime Darby Plantation Bhd		1,149,156	925,860
Supermax Corp. Bhd		997,675	773,080
Telekom Malaysia Bhd		794,380	1,118,156
Tenaga Nasional Bhd		1,550,500	3,541,900
Top Glove Corp. Bhd		3,647,000	3,439,588
Westports Holdings Bhd		742,800	714,637

TOTAL MALAYSIA			68,986,340

Mexico - 1.8%
America Movil S.A.B. de CV Series L		23,175,500	19,419,395
Arca Continental S.A.B. de CV		305,800	1,850,508
Becle S.A.B. de CV		387,400	969,364
CEMEX S.A.B. de CV unit (a)		10,272,918	8,380,895
Coca-Cola FEMSA S.A.B. de CV unit		354,950	2,012,238
Fibra Uno Administracion SA de CV		2,168,500	2,363,903
Fomento Economico Mexicano S.A.B. de CV unit		1,319,400	11,511,630
Gruma S.A.B. de CV Series B		141,810	1,534,344
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		272,900	3,138,873
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		142,080	2,580,976
Grupo Bimbo S.A.B. de CV Series A		1,063,800	2,451,850
Grupo Carso SA de CV Series A1		299,500	978,711
Grupo Financiero Banorte S.A.B. de CV Series O		1,757,800	11,395,621
Grupo Financiero Inbursa S.A.B. de CV Series O (a)		1,495,800	1,448,742
Grupo Mexico SA de CV Series B		2,109,507	9,665,715
Grupo Televisa SA de CV		1,629,000	4,412,467
Industrias Penoles SA de CV (a)		92,420	1,303,224
Kimberly-Clark de Mexico SA de CV Series A		1,023,500	1,657,138
Megacable Holdings S.A.B. de CV unit		191,100	670,080
Orbia Advance Corp. S.A.B. de CV		693,355	1,889,583
Promotora y Operadora de Infraestructura S.A.B. de CV		158,100	1,192,446
Telesites S.A.B. de C.V. (a)		887,400	740,902
Wal-Mart de Mexico SA de CV Series V		3,544,300	11,683,615

TOTAL MEXICO			103,252,220

Netherlands - 0.3%
X5 Retail Group NV:
GDR		78,739	2,553,988
GDR (Reg. S)		4,876	157,885
Yandex NV Class A (a)		206,621	14,053,688

TOTAL NETHERLANDS			16,765,561

Pakistan - 0.0%
Habib Bank Ltd.		495,036	385,884
Lucky Cement Ltd. (a)		97,246	531,382
MCB Bank Ltd.		376,161	374,379

TOTAL PAKISTAN			1,291,645

Peru - 0.0%
Compania de Minas Buenaventura SA (a)		1,294	10,688
Compania de Minas Buenaventura SA sponsored ADR (a)		142,518	1,177,199

TOTAL PERU			1,187,887

Philippines - 0.6%
Aboitiz Equity Ventures, Inc.		1,309,170	985,580
Ayala Corp.		192,205	2,809,283
Ayala Land, Inc.		5,522,040	3,615,391
Bank of the Philippine Islands (BPI)		1,206,007	1,943,809
BDO Unibank, Inc.		1,330,156	2,716,506
Globe Telecom, Inc.		17,895	666,427
GT Capital Holdings, Inc.		64,654	703,563
International Container Terminal Services, Inc.		689,010	2,145,181
JG Summit Holdings, Inc.		2,047,796	2,296,057
Jollibee Food Corp.		298,160	1,134,256
Manila Electric Co.		157,910	837,845
Metro Pacific Investments Corp.		8,080,500	566,258
Metropolitan Bank & Trust Co.		1,202,317	1,035,131
PLDT, Inc.		50,595	1,240,943
SM Investments Corp.		163,070	2,972,775
SM Prime Holdings, Inc.		6,859,600	4,319,440
Universal Robina Corp.		588,220	1,492,191

TOTAL PHILIPPINES			31,480,636

Poland - 0.7%
Allegro.eu SA (a)(d)		244,206	4,190,011
Bank Polska Kasa Opieki SA		125,525	3,066,687
CD Projekt RED SA		48,145	2,318,409
Cyfrowy Polsat SA		198,755	1,762,355
Dino Polska SA (a)(d)		33,774	2,702,797
KGHM Polska Miedz SA (Bearer)		95,215	4,809,562
LPP SA		763	2,741,056
Orange Polska SA (a)		475,014	944,479
PGE Polska Grupa Energetyczna SA (a)		579,797	1,306,330
Polish Oil & Gas Co. SA		1,183,703	1,931,410
Polski Koncern Naftowy Orlen SA		203,370	3,850,437
Powszechna Kasa Oszczednosci Bank SA (a)		594,990	5,844,107
Powszechny Zaklad Ubezpieczen SA		411,185	4,013,123
Santander Bank Polska SA (a)		24,797	1,649,700

TOTAL POLAND			41,130,463

Qatar - 0.6%
Barwa Real Estate Co.		1,304,382	1,096,240
Industries Qatar QSC (a)		1,037,549	3,804,251
Masraf al Rayan		2,431,308	2,884,716
Mesaieed Petrochemical Holding Co.		3,033,285	1,592,870
Ooredoo QSC		536,740	1,045,176
Qatar Electricity & Water Co.		296,923	1,345,573
Qatar Fuel Co.		330,856	1,634,743
Qatar Gas Transport Co. Ltd. (Nakilat)		1,651,548	1,378,936
Qatar International Islamic Bank QSC		507,523	1,284,071
Qatar Islamic Bank (a)		767,107	3,628,009
Qatar National Bank SAQ (a)		3,058,356	15,287,580
The Commercial Bank of Qatar (a)		1,311,283	1,980,790

TOTAL QATAR			36,962,955

Russia - 2.8%
Alrosa Co. Ltd.		1,757,283	3,113,648
Gazprom OAO		6,278,006	24,468,836
Gazprom OAO sponsored ADR (Reg. S)		863,533	6,721,741
Inter Rao Ues JSC		25,445,944	1,513,319
Lukoil PJSC		258,921	22,234,064
Lukoil PJSC sponsored ADR		22,773	1,951,646
Magnit OJSC GDR (Reg. S)		224,436	3,280,132
MMC Norilsk Nickel PJSC		36,906	12,756,026
MMC Norilsk Nickel PJSC sponsored ADR		59,247	2,047,576
Mobile TeleSystems OJSC sponsored ADR		307,994	2,645,668
Moscow Exchange MICEX-RTS OAO		1,002,831	2,373,684
Novatek PJSC GDR (Reg. S)		61,813	13,759,574
Novolipetsk Steel OJSC		978,972	3,459,285
Novolipetsk Steel OJSC GDR (Reg. S)		3,783	132,708
PhosAgro OJSC GDR (Reg. S)		93,796	1,784,938
Polyus PJSC		22,104	4,234,419
Polyus PJSC unit		1,943	187,111
Rosneft Oil Co. OJSC		639,764	4,747,691
Rosneft Oil Co. OJSC GDR (Reg. S)		150,200	1,105,172
Sberbank of Russia		7,287,576	30,467,717
Severstal PAO		115,836	2,830,979
Severstal PAO GDR (Reg. S)		26,165	643,659
Surgutneftegas OJSC		4,003,449	1,778,855
Surgutneftegas OJSC sponsored ADR		64,792	284,178
Tatneft PAO		848,404	5,662,696
Tatneft PAO sponsored ADR		18,698	745,489
VTB Bank OJSC		2,040,255,800	1,358,427
VTB Bank OJSC sponsored GDR (Reg. S)		99,110	129,438

TOTAL RUSSIA			156,418,676

Saudi Arabia - 3.0%
Abdullah Al Othaim Markets Co.		30,978	973,018
Advanced Polypropylene Co.		71,132	1,411,108
Al Rajhi Bank		829,565	24,552,505
Alinma Bank		670,051	3,876,948
Almarai Co. Ltd.		170,772	2,672,866
Arab National Bank		404,882	2,429,033
Bank Al-Jazira		266,148	1,375,306
Bank Albilad (a)		249,564	2,442,139
Banque Saudi Fransi		402,366	3,964,223
Bupa Arabia for Cooperative Insurance Co. (a)		41,934	1,543,007
Dar Al Arkan Real Estate Development Co. (a)		362,170	1,017,831
Dr Sulaiman Al Habib Medical Services Group Co.		35,017	1,600,340
Emaar The Economic City (a)		259,788	942,064
Etihad Etisalat Co.		259,116	2,221,251
Jarir Marketing Co.		39,243	2,105,293
Mobile Telecommunications Co. Saudi Arabia (a)		296,176	1,121,400
Mouwasat Medical Services Co.		33,368	1,610,390
National Industrialization Co. (a)		232,351	1,340,677
National Petrochemical Co.		80,054	990,429
Rabigh Refining & Petrochemical Co. (a)		151,992	1,051,672
Riyad Bank		916,729	6,404,197
Sabic Agriculture-Nutrients Co.		146,805	5,033,896
Sahara International Petrochemical Co.		251,226	2,247,396
Saudi Arabian Mining Co. (a)		292,186	5,445,766
Saudi Arabian Oil Co.		1,474,902	13,705,294
Saudi Basic Industries Corp.		609,903	19,677,438
Saudi Cement Co.		50,495	873,807
Saudi Electricity Co.		567,975	3,922,396
Saudi Industrial Investment Group		147,768	1,453,882
Saudi Kayan Petrochemical Co. (a)		506,658	2,615,427
Saudi Telecom Co.		407,452	14,558,065
The Co. for Cooperative Insurance		40,842	918,030
The Saudi British Bank		559,506	4,594,919
The Saudi National Bank		1,485,669	21,787,488
The Savola Group		173,041	1,979,378
Yanbu National Petrochemical Co.		173,409	3,167,267

TOTAL SAUDI ARABIA			167,626,146

Singapore - 0.0%
BOC Aviation Ltd. Class A (d)		141,100	1,035,851
South Africa - 3.5%
Absa Group Ltd. (a)		487,778	4,542,108
African Rainbow Minerals Ltd.		73,898	1,507,794
Anglo American Platinum Ltd.		36,034	4,715,796
AngloGold Ashanti Ltd.		283,271	5,672,150
Aspen Pharmacare Holdings Ltd. (a)		263,507	3,247,604
Bidcorp Ltd. (a)		228,622	5,018,176
Bidvest Group Ltd./The		195,358	2,665,709
Capitec Bank Holdings Ltd.		54,491	6,050,216
Clicks Group Ltd.		168,410	3,046,984
Discovery Ltd. (a)		292,870	2,350,756
Exxaro Resources Ltd.		171,332	2,120,243
FirstRand Ltd.		3,420,121	12,689,551
Gold Fields Ltd.		602,896	5,954,046
Growthpoint Properties Ltd.		2,356,040	2,371,920
Harmony Gold Mining Co. Ltd.		366,956	1,504,587
Impala Platinum Holdings Ltd.		537,020	9,680,558
Kumba Iron Ore Ltd.		43,948	2,333,785
Mr Price Group Ltd.		173,330	2,579,025
MTN Group Ltd. (a)		1,150,085	8,274,411
MultiChoice Group Ltd.		256,781	2,130,487
Naspers Ltd. Class N (b)		294,931	56,915,875
Nedbank Group Ltd. (a)		255,507	2,952,467
Northam Platinum Ltd. (a)		242,718	3,827,825
Old Mutual Ltd.		3,176,812	2,801,427
Rand Merchant Insurance Holdings Ltd.		507,158	1,076,191
Remgro Ltd.		356,079	2,707,914
Sanlam Ltd.		1,275,238	5,037,848
Sasol Ltd. (a)		383,330	5,715,053
Shoprite Holdings Ltd.		339,903	3,721,214
Sibanye Stillwater Ltd.		1,904,738	8,301,218
Spar Group Ltd./The		130,798	1,640,147
Standard Bank Group Ltd.		877,119	7,396,506
Tiger Brands Ltd. (b)		113,481	1,494,878
Vodacom Group Ltd. (b)		431,453	3,847,113
Woolworths Holdings Ltd. (a)		667,391	2,542,247

TOTAL SOUTH AFRICA			198,433,829

Taiwan - 13.7%
Accton Technology Corp.		344,000	4,031,003
Acer, Inc.		1,943,994	1,899,590
Advantech Co. Ltd.		264,681	3,457,979
ASE Technology Holding Co. Ltd.		2,211,927	9,742,645
Asia Cement Corp.		1,484,153	2,757,680
ASMedia Technology, Inc.		19,000	1,338,565
ASUSTeK Computer, Inc.		480,000	6,040,695
AU Optronics Corp.		5,572,000	4,134,168
Catcher Technology Co. Ltd.		455,000	3,019,071
Cathay Financial Holding Co. Ltd.		5,357,832	10,438,098
Chang Hwa Commercial Bank		3,365,269	1,996,226
Cheng Shin Rubber Industry Co. Ltd.		1,200,937	1,857,856
China Development Finance Holding Corp.		9,201,800	4,655,762
China Life Insurance Co. Ltd.		1,319,334	1,245,378
China Steel Corp.		8,016,204	10,464,592
Chunghwa Telecom Co. Ltd.		2,566,000	10,598,736
Compal Electronics, Inc.		2,802,000	2,169,519
CTBC Financial Holding Co. Ltd.		12,501,826	10,247,677
Delta Electronics, Inc.		1,319,381	13,607,974
E.SUN Financial Holdings Co. Ltd.		7,583,881	7,199,834
ECLAT Textile Co. Ltd.		130,613	2,854,428
Evergreen Marine Corp. (Taiwan)		1,765,908	8,406,827
Far Eastern New Century Corp.		2,018,705	2,141,330
Far EasTone Telecommunications Co. Ltd.		1,048,000	2,273,558
Feng Tay Enterprise Co. Ltd.		301,686	2,498,460
First Financial Holding Co. Ltd.		6,884,025	5,609,065
Formosa Chemicals & Fibre Corp.		2,386,760	7,035,059
Formosa Petrochemical Corp.		782,000	2,727,403
Formosa Plastics Corp.		2,594,520	9,289,744
Foxconn Technology Co. Ltd.		611,587	1,354,158
Fubon Financial Holding Co. Ltd.		4,508,334	12,130,839
Giant Manufacturing Co. Ltd.		205,000	2,363,160
GlobalWafers Co. Ltd.		148,000	4,501,054
HIWIN Technologies Corp.		181,320	2,088,278
Hon Hai Precision Industry Co. Ltd. (Foxconn)		8,455,869	33,447,533
Hotai Motor Co. Ltd.		204,000	4,322,568
Hua Nan Financial Holdings Co. Ltd.		5,598,547	3,872,216
Innolux Corp.		5,953,347	3,999,479
Inventec Corp.		1,831,865	1,540,677
Largan Precision Co. Ltd.		68,000	7,162,649
Lite-On Technology Corp.		1,416,279	3,258,366
MediaTek, Inc.		1,023,292	33,491,782
Mega Financial Holding Co. Ltd.		7,302,413	8,657,062
Micro-Star International Co. Ltd.		452,000	2,403,677
Nan Ya Plastics Corp.		3,497,860	10,926,888
Nan Ya Printed Circuit Board Corp.		154,000	2,202,605
Nanya Technology Corp.		828,000	2,156,274
Nien Made Enterprise Co. Ltd.		107,000	1,798,192
Novatek Microelectronics Corp.		393,000	7,236,350
Oneness Biotech Co. Ltd. (a)		150,000	1,037,301
Pegatron Corp.		1,353,000	3,264,960
Phison Electronics Corp.		106,000	1,813,272
Pou Chen Corp.		1,612,000	2,040,794
Powertech Technology, Inc.		470,000	1,864,282
President Chain Store Corp.		382,000	3,840,657
Quanta Computer, Inc.		1,841,000	5,104,766
Realtek Semiconductor Corp.		312,401	6,602,350
Ruentex Development Co. Ltd.		569,220	1,274,102
Shin Kong Financial Holding Co. Ltd.		7,476,094	2,456,870
Shin Kong Financial Holding Co. Ltd. rights (a)		421,033	14,618
Sinopac Holdings Co.		6,797,591	3,425,405
Synnex Technology International Corp.		884,500	1,681,582
Taishin Financial Holdings Co. Ltd.		6,634,547	4,029,844
Taiwan Business Bank		3,562,714	1,210,206
Taiwan Cement Corp.		3,355,887	6,335,017
Taiwan Cooperative Financial Holding Co. Ltd.		6,223,322	4,869,699
Taiwan High Speed Rail Corp.		1,429,000	1,554,786
Taiwan Mobile Co. Ltd.		1,108,900	4,130,405
Taiwan Semiconductor Manufacturing Co. Ltd.		16,685,000	349,045,156
The Shanghai Commercial & Savings Bank Ltd.		2,416,246	3,617,867
Unified-President Enterprises Corp.		3,259,983	8,558,004
Unimicron Technology Corp.		823,000	4,328,451
United Microelectronics Corp.		8,004,000	16,753,724
Vanguard International Semiconductor Corp.		603,000	2,500,788
Walsin Technology Corp.		212,000	1,528,201
Wan Hai Lines Ltd.		378,000	3,037,131
Win Semiconductors Corp.		231,000	2,869,410
Winbond Electronics Corp.		2,046,000	2,526,069
Wistron Corp.		1,820,008	1,811,605
Wiwynn Corp.		52,756	1,775,410
WPG Holding Co. Ltd.		1,087,200	2,127,434
Yageo Corp.		255,085	5,149,185
Yang Ming Marine Transport Corp. (a)		1,075,000	4,533,983
Yuanta Financial Holding Co. Ltd.		6,584,750	5,994,673

TOTAL TAIWAN			775,360,736

Thailand - 1.5%
Advanced Info Service PCL (For. Reg.)		717,200	3,917,754
Airports of Thailand PCL (For. Reg.)		2,675,100	4,599,609
Asset World Corp. PCL (a)		6,308,100	702,606
B. Grimm Power PCL (For. Reg.)		595,100	715,351
Bangkok Bank PCL:
(For. Reg.)		327,000	1,010,058
NVDR		285,000	888,999
Bangkok Commercial Asset Management PCL		1,082,200	543,405
Bangkok Dusit Medical Services PCL (For. Reg.)		6,306,300	4,318,069
Bangkok Expressway and Metro PCL		4,526,900	1,053,889
Berli Jucker PCL (For. Reg)		807,600	835,618
BTS Group Holdings PCL (For. Reg.)		5,022,500	1,299,186
Bumrungrad Hospital PCL (For. Reg.)		294,200	1,074,376
Carabao Group PCL		90,100	397,581
Central Pattana PCL (For. Reg.)		1,488,700	2,129,303
Central Retail Corp. PCL		2,041,516	1,925,958
Charoen Pokphand Foods PCL (For. Reg.)		2,474,420	1,957,849
CP ALL PCL (For. Reg.)		3,742,200	6,719,105
Delta Electronics PCL (For. Reg.)		192,900	3,428,290
Electricity Generating PCL (For. Reg.)		193,900	1,009,035
Energy Absolute PCL (For. Reg.)		1,018,900	1,844,935
Global Power Synergy Public Co. Ltd.		459,900	1,074,173
Gulf Energy Development PCL (For. Reg.)		1,766,300	1,800,701
Home Product Center PCL (For. Reg.)		3,867,506	1,565,363
Indorama Ventures PCL (For. Reg.)		1,224,900	1,351,267
Intouch Holdings PCL (For. Reg.)		1,488,900	2,922,521
Krung Thai Bank PCL (For. Reg.)		2,182,170	670,722
Krungthai Card PCL (For. Reg.)		480,400	902,760
Land & House PCL (For. Reg.)		3,603,800	855,436
Minor International PCL:
warrants 9/30/21 (a)		54,189	676
warrants 5/5/23 (a)		84,563	12,147
warrants 2/15/24 (a)		76,635	8,956
(For. Reg.) (a)		2,550,669	2,309,264
Muangthai Leasing PCL		487,800	886,977
Osotspa PCL		502,100	538,619
PTT Exploration and Production PCL (For. Reg.)		873,039	2,736,550
PTT Global Chemical PCL (For. Reg.)		1,478,339	2,553,127
PTT Oil & Retail Business PCL:
(For. Reg.)		233,800	197,442
NVDR		2,002,000	1,690,673
PTT PCL (For. Reg.)		7,504,100	7,935,711
Ratchaburi Electric Generating Holding PCL (For. Reg.)		419,700	542,826
SCG Packaging PCL		444,700	937,172
Siam Cement PCL (For. Reg.)		520,150	6,553,320
Siam Commercial Bank PCL (For. Reg.)		641,000	1,823,904
Sri Trang Gloves Thailand PCL		563,700	643,297
Srisawad Corp. PCL:
warrants 8/29/25 (a)		14,528	5,748
(For. Reg.)		231,700	451,272
Thai Oil PCL (For. Reg.)		708,600	948,825
Thai Union Frozen Products PCL (For. Reg.)		2,045,320	1,381,805
True Corp. PCL (For. Reg.)		8,115,619	795,262

TOTAL THAILAND			84,467,492

Turkey - 0.3%
Akbank TAS		2,110,131	1,317,267
Aselsan A/S		478,292	880,407
Bim Birlesik Magazalar A/S JSC		305,675	2,299,999
Eregli Demir ve Celik Fabrikalari T.A.S.		945,564	2,244,396
Ford Otomotiv Sanayi A/S		45,528	933,686
Koc Holding A/S		525,636	1,282,587
Turk Sise ve Cam Fabrikalari A/S		923,601	831,964
Turkcell Iletisim Hizmet A/S		821,320	1,499,158
Turkiye Garanti Bankasi A/S		1,583,663	1,601,330
Turkiye Is Bankasi A/S Series C		1,046,290	654,397
Turkiye Petrol Rafinerileri A/S (a)		83,420	928,649

TOTAL TURKEY			14,473,840

United Arab Emirates - 0.7%
Abu Dhabi Commercial Bank PJSC		1,891,681	3,615,317
Abu Dhabi National Oil Co. for Distribution PJSC		1,667,050	1,978,775
Aldar Properties PJSC (a)		2,637,190	2,850,318
Dubai Islamic Bank Pakistan Ltd. (a)		1,188,683	1,563,056
Emaar Properties PJSC (a)		2,409,969	2,611,295
Emirates NBD Bank PJSC		1,714,787	6,255,706
Emirates Telecommunications Corp. (c)		1,181,578	7,334,298
First Abu Dhabi Bank PJSC		2,961,091	13,365,882

TOTAL UNITED ARAB EMIRATES			39,574,647

United States of America - 0.6%
360 DigiTech, Inc. ADR (a)		57,310	1,217,838
Dada Nexus Ltd. ADR (a)		39,655	856,151
DiDi Global, Inc. ADR (b)		201,718	2,079,713
DouYu International Holdings Ltd. ADR (a)		65,285	263,099
Li Auto, Inc. ADR (a)(b)		320,200	10,691,478
Southern Copper Corp.		57,727	3,789,200
Yum China Holdings, Inc.		284,688	17,704,747

TOTAL UNITED STATES OF AMERICA			36,602,226

TOTAL COMMON STOCKS
(Cost $4,320,963,102)			5,293,855,368

Nonconvertible Preferred Stocks - 2.2%
Brazil - 1.2%
Alpargatas SA (PN) (a)		123,500	1,220,239
Banco Bradesco SA (PN)		3,131,995	14,582,802
Bradespar SA (PN)		151,200	2,147,123
Braskem SA (PN-A) (a)		129,900	1,440,354
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)		174,206	1,356,320
Companhia Energetica de Minas Gerais (CEMIG) (PN)		736,170	1,687,682
Companhia Paranaense de Energia-COPEL (PN-B)		679,500	798,452
Gerdau SA		778,700	4,604,994
Itau Unibanco Holding SA		3,281,131	19,088,613
Itausa-Investimentos Itau SA (PN)		2,941,628	6,308,834
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)		3,188,800	16,475,900

TOTAL BRAZIL			69,711,313

Chile - 0.1%
Sociedad Quimica y Minera de Chile SA (PN-B) (a)		92,384	4,412,948
Colombia - 0.0%
Bancolombia SA (PN)		288,992	2,071,681
Korea (South) - 0.8%
AMOREPACIFIC Corp.		3,174	218,344
Hyundai Motor Co.		15,921	1,463,987
Hyundai Motor Co. Series 2		24,253	2,188,063
LG Chemical Ltd.		6,646	2,205,225
LG Household & Health Care Ltd.		1,490	868,594
Samsung Electronics Co. Ltd.		585,737	36,635,239

TOTAL KOREA (SOUTH)			43,579,452

Russia - 0.1%
Surgutneftegas OJSC		4,783,440	2,495,907
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $114,917,511)			122,271,301
		Principal Amount(e)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
Britannia Industries Ltd. 5.5% 6/3/24	INR	70,292	948
NTPC Ltd. 8.49% 3/25/25	INR	264,162	48,913
TOTAL NONCONVERTIBLE BONDS
(Cost $53,876)			49,861
		Shares	Value

Money Market Funds - 4.9%
Fidelity Cash Central Fund 0.06% (f)		228,203,263	228,248,904
Fidelity Securities Lending Cash Central Fund 0.06% (f)(g)		51,883,846	51,889,034
TOTAL MONEY MARKET FUNDS
(Cost $280,137,938)			280,137,938
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $4,716,072,427)			5,696,314,468
NET OTHER ASSETS (LIABILITIES) - (0.3)%(h)			(17,299,709)
NET ASSETS - 100%			$5,679,014,759

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	4,077	Sept. 2021	$260,459,145	$(8,882,162)	$(8,882,162)

The notional amount of futures purchased as a percentage of Net Assets is 4.6%

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $275,394,731 or 4.8% of net assets.

 (e) Amount is stated in United States dollars unless otherwise noted.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

 (h) Includes $18,752,254 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$106,536
Fidelity Securities Lending Cash Central Fund	221,399
Total	$327,935

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$114,035,236	$1,497,856,465	$1,383,639,173	$(3,624)	$--	$228,248,904	0.3%
Fidelity Securities Lending Cash Central Fund 0.06%	9,850,354	279,177,967	237,139,287	--	--	51,889,034	0.2%
Total	$123,885,590	$1,777,034,432	$1,620,778,460	$(3,624)	$--	$280,137,938

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Non-convertible bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market. Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract’s exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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